Restructuring charges	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring charges	Restructuring charges
Restructuring recognized during the year ended December 31, 2020 comprise:

	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Restructuring charges	$18,089	$—	$12,490
Net charge	$18,089	$—	$12,490
Restructuring charges

    A restructuring charge of $18.1 million was recognized during the year ended December 31, 2020 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $11.4 million and office consolidation resulting in a charge for onerous lease obligation of $6.7 million, including the recognition of an impairment of right of use assets of $5.4 million (see note 22 - Operating Leases) and provision for other related costs of $1.3 million.

	Workforce reductions	Onerous leases	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Net charge	$11,391	$6,698	$18,089

	Workforce reductions liability	Onerous lease liability	Total
	(in thousands)
Initial restructuring provision	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	$(8,296)
Foreign exchange movement	—	325	$325
Provision at December 31, 2020	$4,404	$5,714	$10,118

Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as of December 31, 2020 were as follows:

Minimum rental payments
(in thousands)
2021	$2,602
2022	1,896
2023	999
2024	139
2025	139
Thereafter	402
Total future minimum lease payments (including related costs)	6,177
Lease imputed interest	(463)
Total	$5,714
Prior Period Restructuring Charges

    A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilizations, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the twelve months ended December 31, 2020.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilized	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilized	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630
    At December 31, 2020 $7.2 million is included within other liabilities and $3.5 million within non-current other liabilities.